Income Taxes	12 Months Ended
Jan. 31, 2013
Income Taxes

(9) Income Taxes

(Loss) income from continuing operations before income taxes consisted of the following:

	Years Ended January 31,
(in thousands)	2013	2012	2011
Domestic	$(60,745)	$(98,480)	$9,309
Foreign	39,370	52,441	39,200

Total	$(21,375)	$(46,039)	$48,509

Components of income tax (benefit) expense from continuing operations were as follows:

	Years Ended January 31,
(in thousands)	2013	2012	2011
Currently due:
U.S. federal	$(1,049)	$5,624	$7,070
State and local	(278)	1,729	2,452
Foreign	13,847	20,349	13,279

	12,520	27,702	22,801

Deferred:
U.S. federal	(19,582)	(16,556)	(1,858)
State and local	(1,430)	(3,773)	(748)
Foreign	(623)	1,261	434

	(21,635)	(19,068)	(2,172)

Total	$(9,115)	$8,634	$20,629

The Company’s provision for income taxes has been allocated between continuing operations and discontinued operations. The net (loss) income from discontinued operations for fiscal years 2013, 2012 and 2011 was ($23.8 million), $1.5 million and $3.7 million, respectively. These amounts are net of income tax benefits (expense) of $15.3 million, ($0.6 million) and ($2.0 million), respectively. The effective tax rate for discontinued operations was 39.2%, 28.4% and 34.5% for fiscal years 2013, 2012 and 2011, respectively.

Deferred income taxes result from temporary differences between the financial statement and tax bases of the Company’s assets and liabilities. The sources of these differences and their cumulative tax effects were as follows as of January 31:

	2013			2012
(in thousands)	Assets	Liabilities	Total	Assets	Liabilities	Total
Contract income	$2,563	$—	$2,563	$2,002	$—	$2,002
Inventories	1,316	(392)	924	1,132	(338)	794
Accrued insurance	4,212	—	4,212	3,502	—	3,502
Other accrued liabilities	5,849	—	5,849	4,967	—	4,967
Prepaid expenses	—	(1,116)	(1,116)	—	(950)	(950)
Bad debts	2,814	—	2,814	3,137	—	3,137
Employee compensation	9,575	—	9,575	8,149	—	8,149
Tax loss carry forward	2,735		2,735	—	—	—
Other	527	(48)	479	465	(171)	294

Total current	29,591	(1,556)	28,035	23,354	(1,459)	21,895

Valuation allowance	(2,835)	—	(2,835)	—	—	—

Cumulative translation adjustment	4,528	—	4,528	4,049	—	4,049
Buildings, machinery and equipment	798	(18,059)	(17,261)	307	(21,939)	(21,632)
Gas transportation facilities and equipment	—	—	—	—	(7,992)	(7,992)
Mineral interests and oil and gas properties	—	—	—	—	(1,428)	(1,428)
Intangible assets	2,410	(1,955)	455	1,448	(2,067)	(619)
Tax deductible goodwill	4,916	—	4,916	6,163	—	6,163
Accrued insurance	5,026	—	5,026	5,148	—	5,148
Retirement benefits	2,201	—	2,201	1,776	—	1,776
Share-based compensation	5,988	—	5,988	5,367	—	5,367
Tax loss carry forward	4,791		4,791	1,584	—	1,584
Foreign tax credit carry forward	20,954	—	20,954	9,500	—	9,500
Unremitted foreign earnings	—	(3,636)	(3,636)	—	(3,087)	(3,087)
Other	1,534	—	1,534	2,372	—	2,372

Total noncurrent	53,146	(23,650)	29,496	37,714	(36,513)	1,201

Valuation allowance	(6,519)	—	(6,519)	(11,084)	—	(11,084)

Total	$73,383	$(25,206)	$48,177	$49,984	$(37,972)	$12,012

In assessing the need for a valuation allowance, the Company considered both positive and negative evidence related to the likelihood of realization of the deferred tax assets. The weight given to the positive and negative evidence was commensurate with the extent to which the evidence could be objectively verified. Management determined that the Company was not in a cumulative loss position as of January 31, 2013, 2012 and 2011, respectively, based on an analysis of income over the current and prior two fiscal years, after adjusting for significant non-recurring charges. The Company considered the periods in which future reversals of existing taxable and deductible temporary differences are likely to occur, future taxable income, taxable income available in prior carry back years, and the availability of tax-planning strategies when determining the realizability of recorded deferred tax assets. The Company determined that it is more-likely-than-not the deferred tax asset was realizable at January 31, 2013, 2012 and 2011, respectively, and no valuation allowance was needed at this time, other than for a portion of the foreign tax credit carry forwards, for which the Company has in the past and continues to conclude that such carry forward benefits may not be used before they expire.

The Company has U.S. federal loss carry forwards that will expire if not used prior to January 31, 2033, and Canadian loss carry forwards that will expire if not used between January 31, 2030 and January 31, 2032. The Company also has foreign tax credit carry forwards that will expire if not used between January 31, 2018 and 2023.

As of January 31, 2013, undistributed earnings of foreign subsidiaries and certain foreign affiliates included $80.8 million for which no federal income or foreign withholding taxes have been provided. These earnings, which are considered to be invested indefinitely, become subject to income tax if they were remitted as dividends or if the Company were to sell its stock in the affiliates or subsidiaries. It is not practicable to determine the amount of income or withholding tax that would be payable upon remittance of these earnings.

Deferred income taxes were provided on undistributed earnings of certain foreign subsidiaries and foreign affiliates where the earnings are not considered to be invested indefinitely.

A reconciliation of the total income tax (benefit) expense from continuing operations to the statutory federal rate is as follows for the years ended January 31:

	2013		2012		2011
(in thousands)	Amount	Effective Rate	Amount	Effective Rate	Amount	Effective Rate
Income tax at statutory rate	$(7,482)	35.0%	$(16,114)	35.0%	$16,977	35.0%
State income tax, net	(1,156)	5.4	(1,383)	3.0	1,057	2.2
Difference in tax expense resulting from:
Nondeductible goodwill impairment	—	—	22,500	(48.9)	—	—
Nondeductible expenses	960	(4.5)	1,257	(2.7)	1,078	2.2
Loss on remeasurement of equity method investment		—		—		—
	2,697	(12.6)	—	—	—	—
Taxes on foreign affiliates	(4,707)	22.0	(7,141)	15.5	(4,106)	(8.5)
Taxes on foreign operations	1,965	(9.2)	10,192	(22.1)	7,833	16.2
Cash surrender value of life insurance	(567)	2.7	87	(0.2)	(260)	(0.5)
Qualified production activity deduction	—	—	(662)	1.4	(980)	(2.0)
Other	(825)	3.8	(102)	0.2	(970)	(1.9)

Total	$(9,115)	42.6%	$8,634	(18.8)%	$20,629	42.5%

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in thousands)	2013	2012	2011
Balance, beginning of year	$13,322	$12,016	$9,312
Additions based on tax positions related to current year	2,501	2,534	1,734
Additions for tax positions of prior years	34	637	1,051
Additions related to acquired subsidiaries	1,387	—	982
Impact of changes in exchange rate	—	130	265
Settlement with tax authorities	(1,087)	(1,070)	(46)
Reductions for tax positions of prior years	—	(214)	(13)
Reductions due to the lapse of statutes of limitation	(2,774)	(711)	(1,269)

Balance, end of year	$13,383	$13,322	$12,016

Substantially all of the unrecognized tax benefits recorded at January 31, 2013, 2012 and 2011 would affect the effective rate if recognized. It is reasonably possible that the amount of unrecognized tax benefits will decrease during the next year by approximately $2.0 million due to settlements of audit issues and expiration of statutes of limitation.

The Company classifies interest and penalties related to income taxes as a component of income tax expense. As of January 31, 2013, 2012 and 2011, the Company had $8.8 million, $6.8 million and $5.3 million, respectively, of interest and penalties accrued associated with unrecognized tax benefits. The liability for interest and penalties increased $2.0 million, $1.6 million and $1.6 million during fiscal years 2013, 2012 and 2011, respectively.

The Company files income tax returns in the U.S. federal jurisdiction, various state jurisdictions and certain foreign jurisdictions. During the tax year ended January 31, 2013, the U.S. federal statute of limitations expired for the tax year ended January 31, 2009. The statute of limitations remains open for tax years ended January 31, 2010 through 2013. The tax years ended January 31, 2011 and 2012 are currently under examination. The Company has two state examinations currently in progress.

The Company files income tax returns in the foreign jurisdictions where it operates. The returns are subject to examination which may be ongoing at any point in time. Tax liabilities are recorded based on estimates of additional taxes which will be due upon settlement of those examinations. The tax years subject to examination by foreign tax authorities vary by jurisdiction, but generally the tax years 2008 through 2013 remain open to examination.